Share-Based Compensation - Summary of Stock-Based Compensation Expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
stockbased compensation expense [Line Items]
Share-based Payment Arrangement, Expense	¥ 1,923,646	¥ 657,236	¥ 34,250
Cost of Sales [Member]
stockbased compensation expense [Line Items]
Share-based Payment Arrangement, Expense	31,467	1,920	944
Selling and Marketing Expense [Member]
stockbased compensation expense [Line Items]
Share-based Payment Arrangement, Expense	73,733	21,473	8,443
Research and Development Expense [Member]
stockbased compensation expense [Line Items]
Share-based Payment Arrangement, Expense	137,820	30,883	13,595
General and Administrative Expense [Member]
stockbased compensation expense [Line Items]
Share-based Payment Arrangement, Expense	¥ 1,680,626	¥ 602,960	¥ 11,268